Debt (Details) - USD ($)				1 Months Ended				4 Months Ended	12 Months Ended
	Sep. 09, 2021	Mar. 31, 2021	Mar. 12, 2020	Feb. 28, 2023	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2020	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Apr. 01, 2020	Dec. 31, 2019
Debt Details [Line Items]
Maturity date									Mar. 01, 2025
Debt instrument, convertible conversion price					$ 10.00				$ 10.00
Principal amount			$ 50,000,000.0
Net proceeds			43,600,000
Transaction expenses			3,500,000
Prepaid interest			$ 2,900,000
Interest rate					8.00%				8.00%
Royalty payments									$ 24,200,000
Royalty Obligation Fair Value							$ 7,900,000
Cash balance requirement					$ 26,415,000				26,415,000	$ 7,233,000			$ 1,656,000
Interest expense debt									5,000.0	6,100
Amortization of debt issuance costs and discounts									13,065,000	12,459,000
Debt Instrument, Annual Principal Payment					43,100,000				43,100,000	61,300,000
Principal Amount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount					18,600,000
Remaining Unamortized Debt Discount Senior Secured Notes [Member]
Debt Details [Line Items]
Shares exchanged for debt extinguished					1,500,000
Carrying Amount of Royalty Obligation [Member]
Debt Details [Line Items]
Extinguishment of debt amount					11,500,000
Reverse Recapitalization [Member]
Debt Details [Line Items]
Cash balance requirement					8,000,000.0				8,000,000.0
Conversion of Senior Secured Note principal and royalty rights for common stock	1,500,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 10,000,000.0
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation To Senior Secured Note Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	405,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation To Senior Secured Noteholders From Sponsor [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	135,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation To Senior Secured Note Holders From Old Clarus Equity Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock	270,000
Debt Conversion [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price	$ 10.20
Additional Principal Senior Secured Notes Balance Of Indenture Note To Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued	882,318
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 5,000,000.0
Additional Principal Senior Secured Notes Balance Of Second Indenture Note To Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value	$ 3,600
Senior Notes [Member]
Debt Details [Line Items]
PIK and Indenture Note Principal					$ 3,600,000				$ 3,600,000
Interest rate					12.50%				12.50%
Cash balance requirement							$ 10,000,000.0			10,000,000.0
Senior Secured Notes Holders Royality Obligation [Member]
Debt Details [Line Items]
Interest expense debt									$ 2,200,000	2,100,000
Senior Secured Notes [Member]
Debt Details [Line Items]
Interest expense debt									8,900,000	6,800,000
Amortization of debt issuance costs and discounts									2,700,000	2,200,000
Debt Instrument, Annual Principal Payment					$ 43,125,000				43,125,000	$ 50,000,000
Long term carrying amount					42,300,000				$ 42,300,000
Gain loss on extinguishment of debt					300,000
Minimum [Member]
Debt Details [Line Items]
Royalty on net sale									0.56%
Maximum [Member]
Debt Details [Line Items]
Royalty on net sale									1.67%
Convertible Notes Payable [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued									8,529,846
Convertible Debt					0				$ 0
PIK Note [Member]
Debt Details [Line Items]
Borrowings amount								$ 3,100,000
PIK and Indenture Note Principal					$ 8,100,000				$ 8,100,000
Interest rate					14.50%				14.50%		14.50%
Accrued and unpaid interest				$ 3,100,000
Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount						$ 5,000,000.0
Interest rate					14.50%				14.50%
Paycheck Protection Program Loan [Member]
Debt Details [Line Items]
Unsecured loan												$ 500,000
Convertible Debt [Member]
Debt Details [Line Items]
Borrowings amount									$ 82,300,000
Second Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount									$ 3,600,000
Interest rate					14.50%				14.50%
Series D Preferred Stock [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price										$ 4.50
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion Of Principal And Accrued Interest Of Convertible Notes [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued		747,451
Debt Conversion portion of debt converted									$ 3,400,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion Of Accrued Interest Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted									800,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion Of Principal Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted									$ 2,600,000